Note 11 - Deposits - Schedule of Deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Deposits (note 11)	$ 4,144,673	$ 3,533,366
Total deposits, accrued interest	$ 76,954
Average effective interest rate	4.16%	4.18%
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 729,719
Average effective interest rate	2.72%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 454,182
Average effective interest rate	4.67%
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 1,749,894
Average effective interest rate	4.63%
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 494,866
Average effective interest rate	4.16%
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 639,058
Average effective interest rate	4.64%
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 0